Acquisitions and Other Transactions - Option to Acquire Royalty with Brazil Potash Corp and Acquisition of Royalty on Newmont Corporation's Yanacocha Operations (Details) - Yanacocha Gold Mine
$ in Millions
	Aug. 13, 2024 USD ($) shares	Jul. 31, 2024 D
Disclosure of detailed information about business combination [line items]
Percentage of NSR on existing royalty	1.80%
Total contributions made	$ 210.0
Contingent consideration recognised as of acquisition date	$ 15.0
Number of common shares | shares	118,534
Period prior to closing for contingent consideration payable | D		20